Fair Value Measurements - Summary of Change in the Fair Value of Derivative Warrant Liabilities (Detail) - Warrant [Member] - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Contingent Interest Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liabilities beginning balance	$ 0	$ 0
Initial fair value	0	32,865
Change in fair value	0
Derivative liabilities ending balance	0	32,865
Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	0	2,239,184
Initial fair value	13,154,000	32,865
Change in fair value	(5,163,666)	(1,602,950)
Transfer of warrants	(5,751,150)	(310,000)
Ending Balance	2,239,184	359,099
Fair Value, Inputs, Level 3 [Member] | Contingent Interest Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	0	0
Initial fair value	0	32,865
Change in fair value	0
Transfer of warrants	0
Ending Balance	0	32,865
Public Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liabilities beginning balance	0	5,751,150
Initial fair value	10,109,000
Change in fair value	(4,357,850)	(5,176,150)
Derivative liabilities ending balance	5,751,150	575,000
Public Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	0	0
Initial fair value	10,109,000
Change in fair value	(4,357,850)
Transfer of warrants	(5,751,150)
Ending Balance	0	0
Private Placement Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liabilities beginning balance	0	1,718,000
Initial fair value	3,014,000
Change in fair value	(1,296,000)	(1,548,000)
Derivative liabilities ending balance	1,718,000	170,000
Private Placement Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	0	1,718,000
Initial fair value	3,014,000
Change in fair value	(1,296,000)	(1,408,000)
Transfer of warrants	0	(310,000)
Ending Balance	1,718,000	0
Forward Purchase Units [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liabilities beginning balance	0	521,184
Initial fair value	31,000
Change in fair value	490,184	(194,950)
Derivative liabilities ending balance	521,184	326,234
Forward Purchase Units [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	0	521,184
Initial fair value	31,000
Change in fair value	490,184	(194,950)
Transfer of warrants	0
Ending Balance	$ 521,184	$ 326,234